CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (948,871)	$ (1,789,766)	$ (6,010,734)	$ (2,135,573)
Less income from discontinued operations	(18,664)	127,146	136,310	457,566
Loss from continuing operations	(930,207)	(1,916,912)	(6,147,044)	(2,593,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	22,000	32,955	133,907	21,200
Receivable collateral valuation service			502,315
Amortization of debt issuance costs			266,473
Gain on disposal of property and equipment		(5,879)	(5,879)
Depreciation and amortization	120,357	89,749	397,923	264,082
Loss on settlement of accrued interest			3,339
Issuance of convertible notes in exchange for services rendered			38,175	22,000
Stock-based compensation	117,847	66,104	347,657
Common shares and warrants issued for services rendered			113,000
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(140,344)	(20,524)	(327,524)	468,424
Accounts receivable, secured - related party				7,376
Prepaid expenses	34,950	(22,372)	(89,265)	(97,474)
Other current assets	69,000		(68,790)	(210)
Other assets			(18,622)
Accounts payable	42,613	622,808	(186,701)	390,628
Accrued expenses	21,468	125,867	252,771	(123,338)
Deferred rent	6,889	(1,073)	(4,291)	(2,324)
Deferred revenue	105,655	120,508	200,846	(36,555)
Other current liabilities	(69,000)		69,000
Net cash used in operating activities	(598,772)	(908,769)	(4,522,710)	(1,679,330)
Cash flows from investing activities:
Cash acquired as part of merger		337	337	3,200
Purchases of property and equipment	(139,108)	(138,183)	(479,846)	(1,060,887)
Purchases of courseware		(3,200)	(25,300)	(54,090)
Increase in restricted cash	(139)	(105,865)	(264,992)
Advances to officer for note receivable				(388,210)
Proceeds received from officer loan repayments		150,000	150,000	238,210
Net cash used in investing activities	(139,247)	(96,911)	(619,801)	(1,261,777)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net	250	(5,769)	16,785	(10,284)
Proceeds from issuance of common shares and warrants, net	519,370		3,025,236
Principal payment on notes payable				(30,871)
Proceeds received from issuance of convertible notes and warrants		150,000	1,706,000	255,000
Proceeds from related party for convertible notes		300,000	600,000	73,000
Disbursemenents for debt issuance costs			(266,473)
Proceeds from issuance of Series A, D and E preferred stock				3,469,985
Payments for stockholder rescissions				(165,000)
Proceeds from note payable			22,000
Disbursements to purchase treasury shares			(202,000)	(761,200)
Net cash provided by financing activities	519,620	444,231	4,901,548	2,830,630
Cash flows from discontinued operations:
Cash flows from operating activities	120,505	41,372	51,599	582,241
Net cash provided by discontinued operations	120,505	41,372	51,599	582,241
Net increase (decrease) in cash and cash equivalents	(97,894)	(520,077)	(189,364)	471,764
Cash and cash equivalents at beginning of year	577,238	766,602	766,602	294,838
Cash and cash equivalents at end of year	479,344	246,525	577,238	766,602
Supplemental disclosure of cash flow information:
Cash paid for interest	1,284	2,431	273,718	34,804
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares		3,469,985	3,469,985
Conversion of convertible notes payable into common shares			1,775,825
Issuance of stock options to officers to settle accrued payroll			238,562
Conversion of loans payable to convertible notes payable		200,000	200,000
Issuance of common shares and warrants to settle accrued interest			70,654
Issuance of stock options to officers to settle note payable			22,000
Liabilities assumed in recapitalization		21,206	21,206
Settlement of notes payable by disposal of property and equipment		15,151	15,151
Issuance of convertible notes payable to pay accounts payable			11,650
Conversion of convertible notes payable into Preferred Series B shares				$ 350,000